FAIR VALUE MEASUREMENTS - Unobservable inputs for PIPE Forward Contract (Details) - PIPE Forward Contract - Digital Health Acquisition Corp.	Jun. 30, 2023 Y	Dec. 31, 2022 Y	Oct. 06, 2022 Y
Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0543	0.0476	0.0400
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.0023	0.0037	0.0061
Probability of completing a business combination
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative Liability, Measurement Input	0.75	0.95	0.90